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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-07318

                    Pioneer International Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
	Pioneer International Value Fund
	Schedule of Investments 8/31/13

Shares		Value

	Energy - 5.9%
	Integrated Oil & Gas - 3.6%
277,500	BG Group Plc	$5,276,442
70,600	Eni S.p.A.	1,602,583
82,200	Total SA	4,545,758
		$11,424,783
	Oil & Gas Exploration & Production - 2.3%
1,969,000	CNOOC, Ltd.	$3,939,822
56,300	Gulfport Energy Corp. *	3,321,700
		$7,261,522
	Total Energy	$18,686,305
	Materials - 5.0%
	Commodity Chemicals - 1.2%
335,100	Kuraray Co, Ltd.	$3,698,595
	Diversified Chemicals - 2.4%
47,900	BASF SE	$4,183,411
1,479,000	Incitec Pivot, Ltd.	3,401,523
		$7,584,934
	Fertilizers & Agricultural Chemicals - 1.4%
11,800	Syngenta AG	$4,625,412
	Total Materials	$15,908,941
	Capital Goods - 14.2%
	Aerospace & Defense - 1.1%
202,400	Rolls-Royce Holdings Plc	$3,487,779
	Building Products - 1.1%
73,900	Daikin Industries, Ltd.	$3,538,665
	Electrical Components & Equipment - 1.7%
576,000	Hitachi, Ltd.	$3,446,892
49,160	Osram Licht AG *	1,966,895
		$5,413,787
	Heavy Electrical Equipment - 1.4%
210,000	ABB, Ltd.	$4,490,410
	Industrial Conglomerates - 3.7%
404,000	Keppel Corp., Ltd.	$3,192,390
163,200	Koninklijke Philips NV	5,036,021
34,600	Siemens AG	3,660,181
		$11,888,592
	Construction & Farm Machinery & Heavy Trucks - 1.3%
193,700	Komatsu, Ltd.	$4,215,044
	Industrial Machinery - 2.9%
116,300	GEA Group AG	$4,697,057
83,300	Makita Corp.	4,388,570
		$9,085,627
	Trading Companies & Distributors - 1.0%
275,100	ITOCHU Corp.	$3,099,691
	Total Capital Goods	$45,219,595
	Commercial Services & Supplies - 1.0%
	Security & Alarm Services - 1.0%
594,600	Prosegur Cia de Seguridad SA	$3,107,148
	Total Commercial Services & Supplies	$3,107,148
	Transportation - 1.2%
	Airlines - 1.2%
421,762	Ryanair Holdings Plc	$3,675,498
	Total Transportation	$3,675,498
	Automobiles & Components - 5.1%
	Tires & Rubber - 3.0%
139,400	Bridgestone Corp.	$4,545,580
51,700	Cie Generale des Etablissements Michelin	4,932,933
		$9,478,513
	Automobile Manufacturers - 2.1%
38,200	Daimler AG	$2,619,249
110,900	Honda Motor Co, Ltd.	3,971,073
		$6,590,322
	Total Automobiles & Components	$16,068,835
	Consumer Durables & Apparel - 5.1%
	Homebuilding - 1.9%
505,800	Sekisui Chemical Co., Ltd.	$4,621,228
91,200	West Holdings Corp.	1,253,321
		$5,874,549
	Household Appliances - 1.3%
157,700	Electrolux AB	$4,165,690
	Apparel, Accessories & Luxury Goods - 1.9%
63,899	Cie Financiere Richemont SA	$6,054,060
	Total Consumer Durables & Apparel	$16,094,299
	Consumer Services - 0.3%
	Restaurants - 0.3%
106,000	Domino's Pizza Group Plc	$929,728
	Total Consumer Services	$929,728
	Retailing - 1.0%
	Apparel Retail - 1.0%
87,100	Hennes & Mauritz AB	$3,196,027
	Total Retailing	$3,196,027
	Food & Staples Retailing - 2.8%
	Food Retail - 2.8%
16,000	Casino Guichard Perrachon SA	$1,513,434
207,800	Koninklijke Ahold NV	3,310,587
743,500	Tesco Plc	4,223,260
		$9,047,281
	Total Food & Staples Retailing	$9,047,281
	Food, Beverage & Tobacco - 6.4%
	Distillers & Vintners - 1.2%
129,900	Diageo Plc	$3,985,149
	Packaged Foods & Meats - 5.2%
66,000	Danone SA	$4,911,687
46,900	Green Mountain Coffee Roasters, Inc. *	4,047,939
48,200	Nestle SA	3,157,900
116,300	Unilever NV	4,362,432
		$16,479,958
	Total Food, Beverage & Tobacco	$20,465,107
	Household & Personal Products - 2.2%
	Household Products - 2.2%
47,300	Henkel AG & Co KGaA	$3,842,450
60,700	Unicharm Corp.	3,135,989
		$6,978,439
	Total Household & Personal Products	$6,978,439
	Pharmaceuticals, Biotechnology & Life Sciences - 11.3%
	Pharmaceuticals - 11.3%
119,900	AstraZeneca Plc	$5,897,339
32,300	Bayer AG	3,584,758
86,200	Novartis AG	6,284,500
26,606	Roche Holding AG	6,635,419
48,600	Sanofi	4,666,388
105,700	Shire Plc	3,885,306
132,300	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	5,056,506
		$36,010,216
	Total Pharmaceuticals, Biotechnology & Life Sciences	$36,010,216
	Banks - 9.6%
	Diversified Banks - 9.6%
611,900	Banco Bilbao Vizcaya Argentaria SA	$5,829,705
74,200	BNP Paribas SA	4,633,119
239,400	HSBC Holdings Plc	2,507,310
1,557,600	Intesa Sanpaolo S.p.A.	3,053,633
352,600	Nordea Bank AB	4,099,835
238,900	Standard Chartered Plc	5,331,342
115,500	Sumitomo Mitsui Financial Group, Inc.	5,112,207
		$30,567,151
	Total Banks	$30,567,151
	Diversified Financials - 1.9%
	Multi-Sector Holdings - 0.5%
1,464,750	First Pacific Co., Ltd.	$1,517,488
	Diversified Capital Markets - 1.4%
159,005	Credit Suisse Group AG	$4,571,569
	Total Diversified Financials	$6,089,057
	Insurance - 5.1%
	Life & Health Insurance - 1.1%
290,500	T&D Holdings, Inc.	$3,508,237
	Multi-line Insurance - 3.0%
39,100	Allianz SE *	$5,597,923
177,000	AXA SA	3,850,277
		$9,448,200
	Reinsurance - 1.0%
17,800	Muenchener Rueckversicherungs AG	$3,241,808
	Total Insurance	$16,198,245
	Real Estate - 2.0%
	Diversified REIT's - 1.0%
46,600	Wereldhave NV	$3,100,551
	Office REIT's - 0.0%†
32,320	Keppel Real Estate Investment Trust	$30,097
	Diversified Real Estate Activities - 1.0%
403,000	Wharf Holdings, Ltd.	$3,298,899
	Total Real Estate	$6,429,547
	Software & Services - 2.1%
	Internet Software & Services - 1.4%
167,600	Yahoo!, Inc. *	$4,545,312
	Home Entertainment Software - 0.7%
18,200	Nintendo Co, Ltd.	$2,048,188
	Total Software & Services	$6,593,500
	Technology Hardware & Equipment - 3.5%
	Electronic Components - 2.6%
207,200	Hoya Corp.	$4,400,747
55,700	Murata Manufacturing Co, Ltd.	3,802,125
		$8,202,872
	Office Electronics - 0.9%
102,300	Canon, Inc.	$3,065,639
	Total Technology Hardware & Equipment	$11,268,511
	Semiconductors & Semiconductor Equipment - 1.2%
	Semiconductors - 1.2%
1,192,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$3,954,689
	Total Semiconductors & Semiconductor Equipment	$3,954,689
	Telecommunication Services - 7.8%
	Alternative Carriers - 1.0%
78,600	Ziggo NV	$3,115,201
	Integrated Telecommunication Services - 1.1%
4,206,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	$1,824,650
30,700	Nippon Telegraph & Telephone Corp.	1,562,750
		$3,387,400
	Wireless Telecommunication Services - 5.7%
395,900	Advanced Info Service PCL	$2,956,316
1,737,200	Vodafone Group Plc	5,598,782
300,000	Vodafone Group Plc (A.D.R.)	9,704,998
		$18,260,096
	Total Telecommunication Services	$24,762,697
	Utilities - 2.5%
	Electric Utilities - 1.6%
204,600	SSE Plc	$4,955,623
	Water Utilities - 0.9%
3,446,600	Guangdong Investment, Ltd.	$2,852,332
	Total Utilities	$7,807,955
	TOTAL COMMON STOCKS
	(Cost $289,632,609)	$309,058,771

	PURCHASED OPTIONS - 0.0%†
	Telecommunication Services - 0.0%†
	Wireless Telecommunication Services - 0.0%†
3,000	Vodafone Group Plc	$52,500
	TOTAL PURCHASED OPTIONS
	(Cost $178,350)	$52,500

	TOTAL INVESTMENT IN SECURITIES - 97.2%
	(Cost $289,632,609) (a) (b)	$309,111,271
	OTHER ASSETS & LIABILITIES - 2.8%	$8,743,676
	TOTAL NET ASSETS - 100.0%	$317,854,947

†	Amount rounds to less than 0.1%.

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust.

(a)	At August 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $290,772,921 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 31,983,814

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	$ (13,645,464)

	Net unrealized appreciation	$ 18,338,350

(b)	Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

	Australia	20.5%
	Bermuda	16.8%
	Cayman Islands	11.6%
	France	10.8%
	Germany	9.4%
	Hong Kong	6.1%
	Ireland	3.9%
	Israel	3.7%
	Italy	3.3%
	Japan	2.9%
	Jersey Channel Islands	1.6%
	Netherlands	1.5%
	Singapore	1.3%
	Spain	1.3%
	Sweden	1.2%
	Switzerland	1.1%
	Taiwan	1.0%
	Thailand	1.0%
	Other (individually less than 1%)	1.0%
		100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Common Stocks (U.S.)	$26,676,457	$-	$-	$26,676,457
	Common Stocks (Foreign)*	-	282,382,314	-	-
	Purchased Options	52,500	-	-	52,500
	Total	$26,728,957	$282,382,314	$-	$309,111,271
	Other Financial Instruments
	Forward Foreign Currency Settlement Hedge Contracts	$-	$5,410	$-	$5,410
	Total Other Financial Instruments	$-	$5,410.00	$-	$5,410.00

*	Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer and Chief Financial and Accounting Officer

Date October 30, 2013

* Print the name and title of each signing officer under his or her signature.